Variable Interest Entities (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Current liabilities:
Short term loan - banks	$ 5,542,420	$ 5,674,011
Accounts payable	2,303,247	1,710,881
Other payables and accrued liabilities	9,642,359	7,601,354
Other payables - related parties	1,498,865	1,965,237
Customer deposits	4,448,220	2,571,846
Taxes payable	1,316,600	1,498,083
Capital lease obligations-current	4,804,770	4,062,291
Intercompany payable
Total current liabilities	29,559,181	25,149,308
Long term liabilities:
Capital lease obligations-non-current		28,852
Variable Interest Entity [Member]
Current liabilities:
Short term loan - banks	5,542,420	5,674,011
Accounts payable	2,303,247	1,710,881
Other payables and accrued liabilities	7,458,261	5,973,602
Payroll Payable	656,890	546,990
Other payables - related parties		1,907,458
Customer deposits	4,448,219	2,571,846
Taxes payable	1,316,110	1,497,583
Capital lease obligations-current	4,804,770	4,062,291
Intercompany payable	8,885,394	9,156,779
Total current liabilities	35,415,311	33,101,441
Long term liabilities:
Capital lease obligations-non-current		28,852
Total long term liabilities		28,852
Total liabilities	$ 35,415,311	$ 33,130,293